Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Renewal term	10 years
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true
Lease expenses	$ 6	$ 6	$ 6
Value of leases not yet commenced	$ 63
Minimum
Commitments and Contingencies
Remaining lease term	1 year
Term of leases not yet commenced	1 year
Maximum
Commitments and Contingencies
Remaining lease term	12 years
Renewal term	10 years
Term of leases not yet commenced	12 years